Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	RM 3,827,557		RM 4,295,691		$ 909,504	$ 1,020,742
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	2,170,017		2,496,097
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	1,080,645		1,034,989
Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	54,501		64,632
Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	253,382		306,995
Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	220,720		345,049
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	48,292		47,929
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	18,072,169	$ 4,294,309	17,698,883	$ 4,205,609
Additions	1,104,155	262,369	581,327	138,135
Write-off	(3,755,272)	(892,328)	(208,041)	(49,435)
Balance at end of year	15,421,052	3,664,350	18,072,169	4,294,309
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	9,308,392		9,324,610
Additions	159,419		130,226
Write-off	(2,827,271)		(146,444)
Balance at end of year	6,640,540		9,308,392
Cost [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,801,531		2,801,531
Additions	863,305
Write-off	(695,627)
Balance at end of year	2,969,209		2,801,531
Cost [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,826,103		1,842,185
Additions	26,688		38,593
Write-off	(31,480)		(54,675)
Balance at end of year	1,821,311		1,826,103
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,619,305		1,314,174
Additions	27,540		312,053
Write-off	(102,810)		(6,922)
Balance at end of year	1,544,035		1,619,305
Cost [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,392,201		2,343,096
Additions	16,203		49,105
Write-off	(98,084)
Balance at end of year	2,310,320		2,392,201
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	124,637		73,287
Additions	11,000		51,350
Write-off
Balance at end of year	135,637		124,637
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	13,776,478	3,273,567	12,738,863	3,027,009
Depreciation	1,224,441	290,952	1,245,651	295,992
Write-off	(3,407,424)	(809,673)	(208,036)	(49,434)
Balance at end of year	11,593,495	$ 2,754,846	13,776,478	$ 3,273,567
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	6,812,295		6,441,733
Depreciation	485,495		517,006
Write-off	(2,827,267)		(146,444)
Balance at end of year	4,470,523		6,812,295
Accumulated depreciation [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,766,542		1,307,619
Depreciation	469,835		458,923
Write-off	(347,813)
Balance at end of year	1,888,564		1,766,542
Accumulated depreciation [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,761,471		1,733,226
Depreciation	36,806		82,916
Write-off	(31,467)		(54,671)
Balance at end of year	1,766,810		1,761,471
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,312,310		1,277,645
Depreciation	81,151		41,586
Write-off	(102,808)		(6,921)
Balance at end of year	1,290,653		1,312,310
Accumulated depreciation [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,047,152		1,905,355
Depreciation	140,517		141,797
Write-off	(98,069)
Balance at end of year	2,089,600		2,047,152
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	76,708		73,285
Depreciation	10,637		3,423
Write-off
Balance at end of year	RM 87,345		RM 76,708